Additional Information: Condensed Financial Statements of Parent Company (Condensed Balance Sheets of Parent Company) (Parenthetical) (Details) - $ / shares	Jun. 30, 2016	Jun. 30, 2015	Jun. 12, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	2,000,000,000	2,000,000,000
Ordinary shares, issued	124,882,170	124,882,170
Ordinary shares, outstanding	124,882,170	124,882,170
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	1,000,000,000
Ordinary shares, issued	39,955,627	39,955,627	13,442,222
Ordinary shares, outstanding	39,955,627	39,955,627
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	100,000,000
Ordinary shares, issued	84,926,543	84,926,543
Ordinary shares, outstanding	84,926,543	84,926,543
Zhaopin [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	2,000,000,000	2,000,000,000
Ordinary shares, issued	124,882,170	124,882,170
Ordinary shares, outstanding	124,882,170	124,882,170
Zhaopin [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, issued	39,955,627	39,955,627
Ordinary shares, outstanding	39,955,627	39,955,627
Zhaopin [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, issued	84,926,543	84,926,543
Ordinary shares, outstanding	84,926,543	84,926,543